Operating Activities	12 Months Ended
Dec. 31, 2022
Operating Activities
Operating Activities

Note 6. Operating Activities

Research and Development Expenses

	Years Ended December 31,
	2022	2021	2020

	(USD in thousands)
Employee salary and benefit expenses, excluding share-based compensation	$7,396	$6,794	$3,337
Share-based compensation expenses	760	1,051	1,496
Depreciation	512	273	92
External expenses	8,388	11,465	5,977
Total research and development expenses	$17,056	$19,583	$10,902

During the years ended December 31, 2022, 2021 and 2020, the Company recognized $0.5 million, $0.3 million and $0.8 million, respectively, related to government grants as a reduction of research and development expenses.

General and Administrative Expenses

	Years Ended December 31,
	2022	2021	2020

	(USD in thousands)
Employee salary and benefit expenses, excluding share-based compensation	$1,983	$1,824	$1,098
Share-based compensation expenses	182	328	1,912
Professional and other fees	5,901	4,028	2,644
Depreciation	142	71	12
Total general and administrative expenses	$8,208	$6,251	$5,666